INVENTORY (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Inventory [Abstract]
Raw materials	$ 774,290	$ 846,113
Work-in-process	1,414,270	1,705,346
Finished goods	121,459	102,575
Inventory gross	2,310,019	2,654,034
Less: reserve for inventory obsolescence	(107,360)	(223,007)
Total	$ 2,202,659	$ 2,431,027